5. Bank Premises and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank Premises And Equipment Details
Buildings and improvements	$ 10,762,761	$ 10,668,590
Land and land improvements	2,403,921	2,378,813
Furniture and equipment	7,340,676	7,011,347
Leasehold improvements	1,302,395	1,296,405
Capital lease	976,907	976,907
Other prepaid assets	175,507	17,490
Bank premises and equipment, gross	22,962,167	22,349,552
Less accumulated depreciation and amortization	(10,718,847)	(9,634,326)
Bank premises and equipment, net	$ 12,243,320	$ 12,715,226